Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 42-1623692 006 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]

NOTE 3 - FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described as follows:

Level 1 -	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly such as,
•	quoted prices for similar assets or liabilities in active markets;
•	quoted prices for identical or similar assets or liabilities in inactive markets;
•	inputs other than quoted prices that are observable for the asset or liability;
•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 -	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Douglas Dynamics, Inc. common stock is valued at fair value based on the closing price reported in an active market where such shares are traded.

Mutual funds are valued at the net asset value (“NAV”) of shares held by the plan at year end.

Common collective trusts are valued at the NAV which is based on the market value of its underlying investments.  These funds are collective investment trusts that contain synthetic investment contracts comprised of both underlying investment and contractual components which have observable Level 1 or Level 2 pricing inputs, including quoted prices for similar assets in active or non-active markets.  NAV is used as an estimate of fair value, as the reporting entity has the ability to redeem its investment at NAV as of the measurement date as collective investment trusts can be redeemed on a daily basis. NAV is a readily determinable fair value and is the basis for current transactions.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Douglas Dynamics, Inc. common stock	$2,582,262	$-	$-	$2,582,262
Mutual funds	41,376,580	-	-	41,376,580
Common collective trusts	-	123,887,309	-	123,887,309
Total assets at fair value	$43,958,842	$123,887,309	$-	$167,846,151

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Douglas Dynamics, Inc. common stock	$1,882,345	$-	$-	$1,882,345
Mutual funds	36,989,105	-	-	36,989,105
Common collective trusts	-	111,407,826	-	111,407,826
Total assets at fair value	$38,871,450	$111,407,826	$-	$150,279,276